Schedule of investments
Delaware Tax-Free Pennsylvania Fund	May 31, 2021 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 97.87%
Corporate Revenue Bonds — 7.06%
Allegheny County Industrial Development Authority Revenue
(United States Steel Corporation Project)
4.875% 11/1/24	2,650,000	$2,895,549
5.125% 5/1/30	750,000	905,753
Pennsylvania Commonwealth Financing Authority Revenue
(Tobacco Master Settlement Payment Revenue) 4.00% 6/1/39 (AGM)	5,045,000	5,775,970
Pennsylvania Economic Development Financing Authority
(National Gypsum) 5.50% 11/1/44 (AMT)	4,000,000	4,263,120
Pennsylvania Economic Development Financing Authority Solid Waste Disposal Revenue
(CarbonLite P, LLC Project)
144A 5.25% 6/1/26 (AMT) #	163,685	163,685
144A 5.75% 6/1/36 (AMT) #	241,315	241,315

(Consol Energy Inc. Project) Series A 144A 9.00% 4/1/51 (AMT) #, •	3,000,000	3,341,160
(Proctor & Gamble Paper Project) 5.375% 3/1/31 (AMT)	11,000,000	14,867,931
		32,454,483
Education Revenue Bonds — 11.26%
Allegheny County Higher Education Building Authority Revenue
(Carnegie Mellon University) Series A 5.00% 3/1/24	1,000,000	1,035,480
(Chatham University) Series A 5.00% 9/1/30	1,500,000	1,554,360
(Robert Morris University) 5.00% 10/15/47	1,500,000	1,708,095
Bucks County Industrial Development Authority Revenue
(George School Project) 5.00% 9/15/36	4,455,000	4,514,742
(School Lane Charter School Project) Series A 5.125% 3/15/46	2,500,000	2,808,075
Chester County Industrial Development Authority Revenue
(Avon Grove Charter School Project)
Series A 5.00% 12/15/47	1,160,000	1,308,120
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Schedule of investments
Delaware Tax-Free Pennsylvania Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Chester County Industrial Development Authority Revenue
(Avon Grove Charter School Project)
Series A 5.00% 12/15/51	770,000	$866,543
(Renaissance Academy Charter School Project)
5.00% 10/1/34	1,000,000	1,079,690
5.00% 10/1/39	1,250,000	1,344,837
5.00% 10/1/44	1,000,000	1,070,790
City of Erie Higher Education Building Authority Revenue
(Gannon University Project - AICUP Financing Program)
Series TT1 4.00% 5/1/36	300,000	341,850
Series TT1 4.00% 5/1/41	475,000	533,530
Series TT1 5.00% 5/1/47	475,000	574,626
Delaware County Authority Revenue
(Cabrini University) 5.00% 7/1/47	2,000,000	2,281,640
Montgomery County Higher Education and Health Authority
(Arcadia University) 5.75% 4/1/40	2,000,000	2,191,000
Northeastern Pennsylvania Hospital and Education Authority Revenue
(King's College Project) 5.00% 5/1/44	1,000,000	1,164,710
Pennsylvania Higher Educational Facilities Authority College & University Revenue
(Drexel University) 5.00% 5/1/41	1,000,000	1,212,370
Pennsylvania State University
Series A 5.00% 9/1/45	5,640,000	7,191,677
Series A 5.00% 9/1/47	2,730,000	3,463,305
Philadelphia Authority for Industrial Development Revenue
(First Philadelphia Preparatory Charter School Project) Series A 7.25% 6/15/43	2,500,000	2,892,750
(Green Woods Charter School Project)
Series A 5.50% 6/15/22	390,000	400,335
Series A 5.75% 6/15/42	2,500,000	2,603,250
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(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Philadelphia Authority for Industrial Development Revenue
(International Apartments of Temple University)
Series A 5.375% 6/15/30	1,500,000	$1,503,465
Series A 5.625% 6/15/42	3,000,000	3,005,940
(Tacony Academy Charter School Project)
Series A-1 6.75% 6/15/33	1,020,000	1,129,375
Series A-1 7.00% 6/15/43	1,535,000	1,695,484
State Public School Building Authority
(Montgomery County Community College) 5.00% 5/1/28	2,000,000	2,315,420
		51,791,459
Electric Revenue Bonds — 5.09%
City of Philadelphia Gas Works Revenue
(1998 General Ordinance)
Sixteenth Series A 4.00% 8/1/45 (AGM)	2,000,000	2,351,060
Sixteenth Series B 4.00% 8/1/36 (AGM)	1,000,000	1,198,210
Sixteenth Series B 4.00% 8/1/37 (AGM)	2,000,000	2,389,160
Sixteenth Series B 4.00% 8/1/38 (AGM)	4,250,000	5,060,220
Sixteenth Series B 4.00% 8/1/39 (AGM)	1,300,000	1,543,997
Puerto Rico Electric Power Authority
Series A 5.00% 7/1/42 ‡	1,110,000	1,062,825
Series A 5.05% 7/1/42 ‡	400,000	383,000
Series AAA 5.25% 7/1/25 ‡	225,000	216,000
Series WW 5.00% 7/1/28 ‡	1,895,000	1,814,462
Series WW 5.25% 7/1/33 ‡	1,055,000	1,012,800
Series WW 5.50% 7/1/38 ‡	1,530,000	1,472,625
Series XX 4.75% 7/1/26 ‡	185,000	176,444
Series XX 5.25% 7/1/40 ‡	3,825,000	3,672,000
Series XX 5.75% 7/1/36 ‡	655,000	632,075
Series ZZ 4.75% 7/1/27 ‡	145,000	138,294
Series ZZ 5.25% 7/1/24 ‡	315,000	302,400
		23,425,572
Healthcare Revenue Bonds — 33.62%
Allegheny County Hospital Development Authority Revenue
(Allegheny Health Network Obligated Group Issue) Series A 4.00% 4/1/44	1,350,000	1,528,565
(University of Pittsburgh Medical Center)
Series A 4.00% 7/15/36	1,750,000	2,086,542
Series A 4.00% 7/15/37	1,500,000	1,783,545
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Schedule of investments
Delaware Tax-Free Pennsylvania Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Berks County Industrial Development Authority Revenue
(The Highlands at Wyomissing)
5.00% 5/15/38	415,000	$467,381
5.00% 5/15/43	500,000	559,250
5.00% 5/15/48	1,000,000	1,114,870
Series A 5.00% 5/15/37	1,365,000	1,577,135
Series A 5.00% 5/15/42	500,000	571,705
Series A 5.00% 5/15/47	600,000	682,122
Series C 5.00% 5/15/42	1,000,000	1,104,680
Series C 5.00% 5/15/47	1,000,000	1,101,330
Bucks County Industrial Development Authority Revenue
(Saint Luke's University Health Network Project)
4.00% 8/15/44	2,400,000	2,740,248
4.00% 8/15/50	1,400,000	1,588,258
Butler County Hospital Authority Revenue
(Butler Health System Project) Series A 5.00% 7/1/39	1,625,000	1,834,836
Centre County Hospital Authority Revenue
(Mount Nittany Medical Center Project) Series A 4.00% 11/15/47	1,400,000	1,552,222
Chester County Health and Education Facilities Authority
(Main Line Health System)
Series A 4.00% 9/1/40	785,000	941,113
Series A 4.00% 9/1/50	2,750,000	3,233,175
Cumberland County Municipal Authority Revenue
(Asbury Pennsylvania Obligated Group) 5.00% 1/1/45	3,000,000	3,298,080
(Diakon Lutheran Social Ministries) 5.00% 1/1/38	1,805,000	1,999,742
(Penn State Health) 4.00% 11/1/49	9,825,000	11,327,144
DuBois Hospital Authority
(Penn Highlands Healthcare) 4.00% 7/15/48	2,000,000	2,216,320
Geisinger Authority Health System Revenue
(Geisinger Health System)
Series A 4.00% 4/1/50	8,085,000	9,422,178
Series A-1 5.00% 2/15/45	5,000,000	5,961,450
Series A-1 5.125% 6/1/41	4,000,000	4,000,000
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(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
General Authority of Southcentral Pennsylvania Revenue
(WellSpan Health Obligated Group) Series A 5.00% 6/1/39	5,000,000	$6,289,350
Indiana County Hospital Authority Revenue
(Indiana Regional Medical Center) Series A 6.00% 6/1/39	1,625,000	1,731,584
Lancaster County Hospital Authority Revenue
(Brethren Village Project)
5.25% 7/1/35	250,000	266,787
5.50% 7/1/45	1,000,000	1,062,500

(Landis Homes Retirement Community Project) Series A 5.00% 7/1/45	2,000,000	2,162,080
(Masonic Villages Project)
5.00% 11/1/35	1,000,000	1,186,940
5.00% 11/1/36	510,000	604,044
5.00% 11/1/37	250,000	295,495
Lehigh County General Purpose Authority Revenue
(Bible Fellowship Church Homes Project) 5.25% 7/1/42	1,500,000	1,536,375
Lehigh County General Purpose Hospital Authority Revenue
(Lehigh Valley Health Network) Series A 4.00% 7/1/49	5,000,000	5,787,100
Monroe County Hospital Authority Revenue
(Pocono Medical Center)
5.00% 7/1/36	1,710,000	2,021,357
5.00% 7/1/41	1,000,000	1,174,930
Monroeville Finance Authority
(University of Pittsburgh Medical Center) 5.00% 2/15/25	1,000,000	1,165,160
Montgomery County Higher Education and Health Authority
(Thomas Jefferson University)
5.00% 9/1/51	2,000,000	2,476,560
Series A 4.00% 9/1/49	2,500,000	2,838,850
Montgomery County Industrial Development Authority Revenue
(Waverly Heights Project)
5.00% 12/1/44	500,000	579,220
5.00% 12/1/49	1,250,000	1,443,250
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Schedule of investments
Delaware Tax-Free Pennsylvania Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Montgomery County Industrial Development Authority Revenue
(Whitemarsh Continuing Care Retirement Community Project)
4.00% 1/1/25	430,000	$445,484
5.375% 1/1/50	4,000,000	4,297,600
Series A 5.375% 1/1/51	1,500,000	1,637,880
Moon Industrial Development Authority Revenue
(Baptist Homes Society) 6.125% 7/1/50	4,000,000	4,301,320
Pennsylvania Economic Development Financing Authority First Mortgage Revenue
(Tapestry Moon Senior Housing Project)
Series A 144A 6.50% 12/1/38 #, ‡	715,000	421,850
Series A 144A 6.75% 12/1/53 #, ‡	5,400,000	3,186,000
Pennsylvania Economic Development Financing Authority Revenue
(University of Pittsburgh Medical Center)
Series A 4.00% 10/15/37	815,000	994,708
Series A 5.00% 7/1/43	1,265,000	1,375,371
Pennsylvania Higher Educational Facilities Authority College & University Revenue
(Thomas Jefferson University)
Series A 5.00% 9/1/45	5,000,000	5,695,150
Series A 5.25% 9/1/50	2,500,000	2,870,150
Pennsylvania Higher Educational Facilities Authority Revenue
(University of Pennsylvania Health System)
4.00% 8/15/49	6,000,000	6,951,780
5.00% 8/15/49	5,000,000	6,292,300
Series A 4.00% 8/15/42	4,000,000	4,572,880
Philadelphia Authority for Industrial Development Revenue
(Children's Hospital of Philadelphia Project) 5.00% 7/1/34	5,000,000	6,158,650
(Thomas Jefferson University) Series A 5.00% 9/1/47	2,500,000	2,969,175
(Wesley Enhanced Living Obligated Group) Series A 5.00% 7/1/49	2,500,000	2,626,775
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(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Pocono Mountains Industrial Park Authority Revenue
(St. Luke's Hospital - Monroe Project) Series A 5.00% 8/15/40	4,000,000	$4,494,160
		154,604,706
Lease Revenue Bonds — 1.11%
Pennsylvania Economic Development Financing Authority Tax-Exempt Private Activity Revenue
(The Pennsylvania Rapid Bridge Replacement Project) 5.00% 12/31/29 (AMT)	500,000	592,930
Philadelphia Municipal Authority Revenue
(Juvenile Justice Services Center)
5.00% 4/1/37	1,250,000	1,510,737
5.00% 4/1/38	1,000,000	1,205,270
5.00% 4/1/39	1,500,000	1,804,800
		5,113,737
Local General Obligation Bonds — 8.25%
Allegheny County
Series C-77 5.00% 11/1/43	4,535,000	5,665,802
Chester County
4.00% 7/15/31	250,000	304,557
4.00% 7/15/32	1,000,000	1,215,850
4.00% 7/15/33	300,000	363,459
4.00% 7/15/36	500,000	600,530
4.00% 7/15/38	455,000	542,433
4.00% 7/15/39	500,000	594,000
4.00% 7/15/40	500,000	593,415
City of Philadelphia
5.00% 8/1/41	1,260,000	1,534,277
Series A 5.00% 8/1/37	1,750,000	2,146,515
Series A 5.25% 7/15/29	2,500,000	2,806,425
Mechanicsburg Area School District
Series AA 4.00% 5/15/50	2,875,000	3,328,704
Montgomery County
Series A 5.00% 1/1/35	3,730,000	5,034,679
Series A 5.00% 1/1/37	4,000,000	5,364,880
Philadelphia School District
Series F 5.00% 9/1/36	2,000,000	2,398,420
Series F 5.00% 9/1/37	1,500,000	1,795,425
Series F 5.00% 9/1/38	2,000,000	2,389,400
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Schedule of investments
Delaware Tax-Free Pennsylvania Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Punxsutawney Area School District
2.00% 10/15/28 (AGM)	325,000	$338,280
2.00% 10/15/29 (AGM)	700,000	725,361
2.00% 10/15/30 (AGM)	190,000	196,042
		37,938,454
Pre-Refunded/Escrowed to Maturity Bonds — 6.30%
Allegheny County
Series C-70 5.00% 12/1/33-22 §	2,205,000	2,366,935
Allegheny County Higher Education Building Authority Revenue
(Carlow University Project)
6.75% 11/1/31-21 §	750,000	770,340
7.00% 11/1/40-21 §	1,000,000	1,028,150
City of Pittsburgh
Series B 5.00% 9/1/26-22 §	3,000,000	3,183,540
Cumberland County Municipal Authority Revenue
(Diakon Lutheran Social Ministries) 5.00% 1/1/38-25 §	195,000	226,327
Delaware County Regional Water Quality Control Authority
5.00% 5/1/32-23 §	2,000,000	2,186,920
Monroe County Hospital Authority
(Pocono Medical Center)
Series A 5.00% 1/1/32-22 §	1,150,000	1,181,590
Series A 5.00% 1/1/41-22 §	1,500,000	1,541,205
Montgomery County Industrial Development Authority Retirement Community Revenue
(ACTS Retirement Life Communities Obligated Group)
5.00% 11/15/27-22 §	1,250,000	1,308,675
5.00% 11/15/28-22 §	1,600,000	1,675,104
5.00% 11/15/29-22 §	680,000	711,919
Pennsylvania Higher Educational Facilities Authority College & University Revenue
(Indiana University - Student Housing Project)
Series A 5.00% 7/1/27-22 §	1,740,000	1,831,263
Series A 5.00% 7/1/41-22 §	1,500,000	1,578,675

(Philadelphia University) 5.00% 6/1/32-23 §	2,000,000	2,192,520
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(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
Pennsylvania Higher Educational Facilities Authority College & University Revenue

(Shippensburg University - Student Housing Project) 6.25% 10/1/43-21 §	2,000,000	$2,040,420
(University of the Arts) 5.20% 3/15/25 (AGC)	3,680,000	4,073,466
Philadelphia Authority for Industrial Development Revenue
(New Foundations Charter School Project) 6.625% 12/15/41-22 §	1,000,000	1,098,160
		28,995,209
Special Tax Revenue Bonds — 10.37%
Allentown Neighborhood Improvement Zone Development Authority Revenue
Series A 5.00% 5/1/42	2,500,000	2,580,950
Chester County Industrial Development Authority Special Obligation Revenue
(Woodlands at Greystone Project)
144A 5.00% 3/1/38 #	460,000	549,240
144A 5.125% 3/1/48 #	1,000,000	1,181,750
GDB Debt Recovery Authority
(Taxable) 7.50% 8/20/40	8,776,307	7,745,091
Northampton County Industrial Development Authority
(Route 33 Project) 7.00% 7/1/32	1,800,000	1,941,084
Puerto Rico Sales Tax Financing Revenue
(Capital Appreciation - Restructured) Series A-1 5.266% 7/1/46 ^	14,900,000	4,850,993
(Restructured)
Series A-1 4.75% 7/1/53	7,958,000	8,946,065
Series A-1 5.00% 7/1/58	10,000,000	11,408,000
Series A-2 4.329% 7/1/40	5,150,000	5,714,028
Series A-2 4.536% 7/1/53	1,000,000	1,109,150
Washington County Redevelopment Authority Revenue
(Victory Centre Tax Increment Financing Project) 5.00% 7/1/35	1,500,000	1,642,245
		47,668,596
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Schedule of investments
Delaware Tax-Free Pennsylvania Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
State General Obligation Bonds — 4.89%
Commonwealth of Pennsylvania
5.00% 9/15/26	5,840,000	$7,168,600
Commonwealth of Puerto Rico
Series A 8.00% 7/1/35 ‡	2,175,000	1,756,312
Unrefunded Series B 5.00% 7/1/35 ‡	605,000	542,988
(Public Improvement)
Series A 5.00% 7/1/24 ‡	890,000	798,775
Series A 5.125% 7/1/37 ‡	8,195,000	6,791,606
Series A 5.25% 7/1/34 ‡	725,000	652,500
Series A 5.375% 7/1/33 ‡	600,000	535,500
Series A 6.00% 7/1/38 ‡	880,000	799,700
Series B 5.75% 7/1/38 ‡	2,000,000	1,762,500
Series C 6.00% 7/1/39 ‡	1,880,000	1,670,850
		22,479,331
Transportation Revenue Bonds — 8.70%
Delaware River Joint Toll Bridge Commission
(Pennsylvania - New Jersey) 5.00% 7/1/47	5,000,000	6,019,850
Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue
(Amtrak Project)
Series A 5.00% 11/1/32 (AMT)	3,500,000	3,709,755
Series A 5.00% 11/1/41 (AMT)	5,000,000	5,279,950
Pennsylvania Economic Development Financing Authority Tax-Exempt Private Activity Revenue
(The Pennsylvania Rapid Bridge Replacement Project) 5.00% 12/31/34 (AMT)	2,115,000	2,481,678
Pennsylvania Turnpike Commission Revenue
Series A 5.00% 12/1/23	2,450,000	2,744,196
Series A 5.00% 12/1/49	2,000,000	2,522,580
Series C 5.00% 12/1/44	5,000,000	5,716,300
Subordinate Series A 4.00% 12/1/50	1,000,000	1,174,090
Philadelphia Airport Revenue
Series A 5.00% 7/1/47	3,750,000	4,622,850
Series B 5.00% 7/1/47 (AMT)	3,000,000	3,617,730
Susquehanna Area Regional Airport Authority Revenue
5.00% 1/1/35 (AMT)	800,000	939,936
5.00% 1/1/38 (AMT)	1,000,000	1,167,900
		39,996,815
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(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Water & Sewer Revenue Bonds — 1.22%
Allegheny County Sanitary Authority
5.00% 12/1/28 (BAM)	2,345,000	$2,801,853
Philadelphia Water & Wastewater Revenue
Series A 5.00% 7/1/45	2,500,000	2,805,650
		5,607,503
Total Municipal Bonds (cost $412,466,377)		450,075,865

Loan Agreements — 0.98%
CarbonLite P TBD
9/6/21 X, =	814,142	814,142
9/6/21 X, =	3,720,000	3,720,000
Total Loan Agreements (cost $3,517,112)		4,534,142

Short-Term Investments — 0.37%
Variable Rate Demand Notes — 0.37%¤
Hospitals & Higher Education Facilities Authority of Philadelphia
(The Children's Hospital of Philadelphia Project)
Series A 0.01% 7/1/22 (SPA - Wells Fargo Bank N.A.)	900,000	900,000
Series A 0.01% 7/1/41 (SPA - Bank of America N.A.)	800,000	800,000
Total Short-Term Investments (cost $1,700,000)		1,700,000
Total Value of Securities—99.22% (cost $417,683,489)		456,310,007

Receivables and Other Assets Net of Liabilities—0.78%		3,565,552
Net Assets Applicable to 55,518,549 Shares Outstanding—100.00%		$459,875,559
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At May 31, 2021, the aggregate value of Rule 144A securities was $9,085,000, which represents 1.98% of the Fund's net assets.
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Schedule of investments
Delaware Tax-Free Pennsylvania Fund (Unaudited)
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at May 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
‡	Non-income producing security. Security is currently in default.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
X	This loan will settle after May 31, 2021, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of May 31, 2021.
Unfunded Loan Commitments
The Fund may invest in floating rate loans. In connection with these investments, the Fund may also enter into unfunded corporate loan commitments (commitments). Commitments may obligate the Fund to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Fund earns a commitment fee, typically set as a percentage of the commitment amount. The following unfunded loan commitment was outstanding at May 31, 2021:
Borrower	Principal Amount	Commitment	Value	Unrealized Appreciation (Depreciation)
CarbonLite P TBD 9/6/21	$1,045,875	$1,045,875	$1,045,875	$—
Summary of abbreviations:
AGC – Insured by Assured Guaranty Corporation
AGM – Insured by Assured Guaranty Municipal Corporation
AICUP – Association of Independent Colleges & Universities of Pennsylvania
AMT – Subject to Alternative Minimum Tax
BAM – Insured by Build America Mutual Assurance
12    NQ-007 [5/21] 7/21 (1710377)

(Unaudited)
Summary of abbreviations: (continued)
ICE – Intercontinental Exchange, Inc.
LIBOR – London interbank offered rate
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
LLC – Limited Liability Corporation
N.A. – National Association
SPA – Stand-by Purchase Agreement
TBD – To be determined
USD – US Dollar
NQ-007 [5/21] 7/21 (1710377)    13